Victory Funds

Victory RS Large Cap Alpha Fund

Supplement dated January 7, 2021

to the Summary Prospectus dated May 1, 2020 (“Summary Prospectus”)

Effective January 4, 2021, Tyler Dann II no longer serves as a portfolio manager for the Victory RS Large Cap Alpha Fund. The reference to Mr. Dann in the section titled “Investment Team” found on page 5 of the Summary Prospectus is hereby removed.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.